UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on November 14, 2008 pursuant to a request for confidential treatment and for which the filer is no longer seeking confidential treatment.

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         33rd Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     January 20, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     5

Form13F Information Table Value Total:     $103,367 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BEARINGPOINT INC               COM              074002106     8874 17064912 SH       SOLE                 17064912        0        0
IPCS INC                       COM NEW          44980Y305    37661  1691104 SH       SOLE                  1691104        0        0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205    29792  1275905 SH       SOLE                  1275905        0        0
LOOPNET INC                    COM              543524300    21135  2150000 SH       SOLE                  2150000        0        0
SIX FLAGS INC                  COM              83001P109     5905  8557988 SH       SOLE                  8557988        0        0